Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Proceeds from short term debt	$ 176,000	$ 2,456,000	$ 5,237,000
Interest rate	6.00%
Revenue lease income		620,000	$ 204,000
Sunset [Member]
Advance payments for services		81,000
CEO [Member] | Loans Payable [Member]
Proceeds from short term debt		$ 25,000
Security		Land assets
Interest rate		12.00%
Johnny Cannaseed, LLC [Member]
Greenhouse expenses paid to related parties		$ 34,400
Due from related parties		72,999
Revenue lease income		620,000
McGrow, LLC [Member]
Greenhouse expenses paid to related parties		26,957
Due from related parties		43,798
Lease payments		47,000
MCG, LLC Services [Member]
Cost of related party services		335,531
Advance payments for services		13,295
John Mckowen [Member]
Interest expense to related parties		$ 11,210
Thomas Prasil Trust [Member]
Ownership percentage		5.00%
Investments from related parties		$ 11,000,000
Wayne Harding [Member]
Long-term loan		$ 50,000
Loan, interest rate		18.00%
Short-term loan		$ 32,500
Repayment of short-term loan		17,500
Wayne Harding [Member] | February 2018 [Member]
Repayment of short-term loan		$ 15,000